OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2014
OTHER INTANGIBLE ASSETS, NET [Abstract]
OTHER INTANGIBLE ASSETS, NET
NOTE 8:-	OTHER INTANGIBLE ASSETS, NET

a.	Definite-lived other intangible assets:

	December 31,
	2014	2013
Original amounts:
Core technology	$294,669	$304,230
Customer relationships and distribution network	193,625	197,258
Capitalized software development costs	10,238	10,171
Trademarks	13,183	14,644
Covenant not to compete	10,119	10,296

	521,834	536,599
Accumulated amortization:
Core technology	217,680	192,266
Customer relationships and distribution network	158,887	144,818
Capitalized software development costs	8,225	7,745
Trademarks	13,183	13,074
Covenant not to compete	10,119	8,571

	408,094	366,474

Other intangible assets, net	$113,740	$170,125

b.	Amortization expense amounted to $54,602, $73,492 and $79,196 for the years 2014, 2013 and 2012, respectively.

c.	The Company recorded a reduction of $4,028 and $715 to the original amounts and accumulated amortization of fully amortized other intangible assets for the years ended December 31, 2014 and 2013, respectively.

d.	Estimated amortization expense:

For the year ended December 31,

2015	43,094
2016	32,990
2017	26,310
2018	6,971
2019	4,375

113,740